USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Appreciation/(Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long(a)
United States Contracts(b)
COMEX Gold 100 OZ Futures GC, December contracts	36	$12,254,750	Dec-25	$1,688,770	12.5%

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Written Call Options	% of Total Net Assets
Written Call Options
United States Contracts(b)
COMEX Gold Futures November 2025 Option Contracts, Call @ $4050, (Premiums received $37,344)	(36)	$(37,344)	Oct-25	$(77,400)	(0.6)%

(a)	Collateral amounted to $816,399 on open Commodity Futures Contracts.
(b)	All, or part of investment is held in the Fund’s wholly owned subsidiary.

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Commodity Derivatives	11.9%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.